Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 338,953	2,103,068	2,288,623
Restricted cash	1,205	7,478	11,100
Short term investments	111,031	688,900	253,900
Accounts receivable, net of allowance for doubtful accounts of RMB12,655 and RMB16,587 (US$2,673) as of December 31, 2013 and 2014, respectively (Note 2(e))	30,002	186,150	199,482
Insurance premium receivables	76	472	57
Other receivables (Note 4)	14,207	88,149	254,776
Deferred tax assets (Note 11)			4,858
Amounts due from related parties (Note 15)	33,782	209,601	144,371
Other current assets	2,886	17,908	20,634
Total current assets	532,142	3,301,726	3,177,801
Non-current assets:
Property, plant, and equipment, net (Note 5)	7,602	47,171	69,562
Goodwill, net (Note 6)	21,512	133,474	78,553
Intangible assets, net (Note 2(g))	5,093	31,598	29,115
Deferred tax assets (Note 11)	425	2,638	3,382
Investment in affiliates (Note 7)	35,410	219,703	189,241
Other non-current assets	1,962	12,176	13,076
Total non-current assets	72,004	446,760	382,929
Total assets	604,146	3,748,486	3,560,730
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB10,282 and RMB 4,453 (US$718) as of December 31, 2013 and 2014, respectively)	20,753	128,765	92,324
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB223 and RMB268 (US$43) as of December 31, 2013 and 2014, respectively)	474	2,942	4,066
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB21,129 and RMB7,099 (US$1,144) as of December 31, 2013 and 2014, respectively) (Note 9)	17,634	109,412	147,954
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,172 and RMB1,083 (US$175) as of December 31, 2013 and 2014, respectively )	6,462	40,096	39,089
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,603 and RMB2,571 (US$414) as of December 31, 2013 and 2014, respectively)	8,740	54,225	55,992
Total current liabilities	54,063	335,440	339,425
Non-current liabilities:
Other tax liabilities (Note 11)	8,680	53,855	50,735
Deferred tax liabilities (Note 11)	4,018	24,931	23,808
Total non-current liabilities	12,698	78,786	74,543
Total liabilities	66,761	414,226	413,968
Commitments and contingencies (Note 16)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 998,861,526 and 1,150,565,906 as of December 31, 2013 and 2014, respectively) (Note 12)	1,380	8,563	7,624
Additional paid-in capital	419,270	2,601,401	2,329,962
Statutory reserves	31,980	198,422	182,740
Retained earnings	123,289	764,963	618,885
Accumulated other comprehensive loss	(16,940)	(105,106)	(111,114)
Subscription receivables (Note 2(m))	(41,500)	(257,491)
Total CNinsure Inc. shareholders’ equity	517,479	3,210,752	3,028,097
Noncontrolling interests	19,906	123,508	118,665
Total equity	537,385	3,334,260	3,146,762
Total liabilities and equity	$ 604,146	3,748,486	3,560,730